Finance Receivables - Schedule of Troubled Debt Restructurings, Subsequently Defaulted (Details) - OneMain Holdings, Inc. [Member] $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) Integer		Dec. 31, 2015 USD ($) Integer		Dec. 31, 2014 USD ($) Integer
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	[1]	$ 27	[2]	$ 13		$ 35
Number of TDR accounts | Integer		3,773		1,848		718
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables		$ 24	[1],[2]	$ 8	[3]	$ 1	[3]
Number of TDR accounts | Integer		3,693		1,655		141
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables		$ 0	[1],[2]	$ 2	[3]	$ 1	[3]
Number of TDR accounts | Integer		19		147		53
TDR net finance receivables, threshold for disclosure		$ 1,000,000
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	[4]	$ 3	[1],[2]	$ 3	[3]	$ 33	[3]
Number of TDR accounts | Integer	[4]	61		46		524
TDR net finance receivables, held for sale		$ 2		$ 1		$ 3
Number of TDR accounts, held for sale | Integer		30		17		49

[1]	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.
[2]	TDR SpringCastle Portfolio loans for the year ended December 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.
[3]	•the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture. See Note 2 for further information on this sale; and •the elimination of allowance for finance receivable losses due to the transfers of real estate loans held for investment to finance receivable held for sale during 2016.
[4]	TDR finance receivables held for sale included in the table above were as follows: